Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables on behalf of third party advertising companies	[1]	¥ 12,599	$ 1,977
Prepaid service fee		11,410	1,790	¥ 12,028
VAT and other surcharges		5,618	882	10,467
Investment in a convertible loan		4,221	662
Loans granted to equity investees	[2]	3,000	471	500
Office rental deposit		919	144	636
Prepaid media cost		551	87
Receivables from sales of shares on behalf of employees		180	28	11,060
Refund from prepaid media cost				6,838
Others		8,172	1,282	7,484
Total prepayments and other current assets		¥ 46,670	$ 7,323	¥ 49,013

[1]	Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the receivables the Company acts as agent and collects on behalf of third party advertising companies for targeted marketing related services.
[2]	For the years ended December 31, 2019, 2020 and 2021, the Company recognized impairment charges on loans granted to equity investees of nil, RMB4,500 and RMB528 (US$83). The Company evaluates the impairment of the equity investments without readily determinable fair value along with loans the Company granted to those investees.